Document and Entity Information	Feb. 22, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0000798081
Amendment Flag	false
Document Type	8-K
Document Period End Date	Feb. 22, 2021
Entity Registrant Name	Lakeland Industries, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-15535
Entity Tax Identification Number	13-3115216
Entity Address, Address Line One	202 Pride Lane SW
Entity Address, City or Town	Decatur
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35603
City Area Code	256
Local Phone Number	350-3873
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	LAKE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false